Capital Management	3 Months Ended
Sep. 30, 2024
Capital Management
Capital Management
11.
Capital Management

The Company had $28.9 million of unrestricted cash on hand as of September 30, 2024.

The Company, on May 7, 2024 entered into strategic partnerships with Equinor, in which the Company received an initial cash payment of $30 million and a commitment by Equinor to invest an additional gross $130 million in exchange for a 45% interest in SWA Lithium and Texas Lithium. Additional capital expenditures will be funded on a pro-rata basis.

The Company’s objectives when managing capital are to safeguard the Company’s ability to pursue the exploration and development of its projects and to maintain a flexible capital structure. The Company’s current capital structure is made up of common equity, with no long term debt or revolving credit facility obligations.

As the Company is currently in the exploration and development phase, none of its financial instruments are exposed to commodity price risk; however, the Company’s ability to obtain long-term financing and its economic viability may be affected by commodity price volatility.

The Company manages its capital structure and may adjust it in light of changes in economic conditions and the risk characteristics of the underlying assets.

In order to carry out planned exploration and development of its projects and pay for administrative costs, the Company plans to spend its existing working capital balance and may utilize other forms of financing.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.